Prepayments, Deposits And Other Receivables - Additional information (Detail) - HKD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Prepayments And Other Assets [Line Items]
Expected credit loss	$ 3,920,121	$ 0